Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 059
EBP, Investment, Fair Value and NAV [Line Items]
Investment, Fair Value and NAV

3.	Fair Value Measurements
The Plan follows current accounting guidance, which provides a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2	Inputs to the valuation methodology include:

•	Quoted prices for similar assets or liabilities in active markets;

•	Quoted prices for identical or similar assets or liabilities in inactive markets;

•	Inputs other than quoted prices that are observable for the asset or liability; and

•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.
The following is a description of the valuation methodologies used for investments measured at fair value:
Collective Trust Funds
The collective trust funds are valued at the daily quoted price provided by the trustee. The collective trust funds held by the Plan are valued based on Level 2 inputs as the value of the collective trust funds are not quoted in active markets.
Registered Investment Companies
Valued at the daily closing price as reported by the fund. Registered investment companies held by the Plan are open-end
mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily NAV and to transact at that price. The registered investment companies held by the Plan are deemed to be actively traded.
A-B
InBev Company ADR Fund
Plan investments include the
A-B
InBev Company ADR Fund (the ADR Fund), an employer securities fund. Participant investments that are directed to the ADR Fund are used to purchase Anheuser-Busch InBev American Depositary Receipts (ADRs), which represent the right to receive shares of Anheuser-Busch InBev common stock. Anheuser-Busch InBev ADRs are publicly traded in U.S. dollars on the New York Stock Exchange. Shares of Anheuser-Busch InBev common stock are publicly traded on the Euronext exchange.
The fair value of the Plan’s interest in the ADR Fund is based on quoted market prices on the last day of the Plan year.
The methods described above may produce fair value calculations that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following table sets forth, by level within the fair value hierarchy, the Plan’s investments measured at fair value on a recurring basis as of December 31, 2025:

	(Dollars In Thousands)
	Quoted Prices In Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Assets
Collective trust funds	$—	$3,234,812	$—	$3,234,812
Registered investment companies	668,888	—	—	668,888
A-B InBev Company ADR fund	74,631	—	—	74,631

Total Investments In The Fair Value Hierarchy	$743,519	$3,234,812	$—	$3,978,331

The following table sets forth, by level within the fair value hierarchy, the Plan’s investments measured at fair value on a recurring basis as of December 31, 2024:

	(Dollars In Thousands)
	Quoted Prices In Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Assets
Collective trust funds	$—	$2,917,079	$—	$2,917,079
Registered investment companies	586,605	—	—	586,605
A-B InBev Company ADR fund	62,373	—	—	62,373

Total Investments In The Fair Value Hierarchy	$648,978	$2,917,079	$—	$3,566,057